Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation:

These unaudited condensed interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) applicable to annual financial information and with the rules and regulations of the United States Securities and Exchange Commission and the TSX Venture Exchange.

The financial statements include the accounts of the Company’s subsidiaries:

Company	Registered	% Owned
Shoal Media (Canada) Inc.	British Columbia, Canada	100%
Kidoz Ltd.	Israel	100%
Prado Media Ltd.	British Columbia, Canada	100%
Shoal Media Inc.	Anguilla	100%
Shoal Media (UK) Ltd.	United Kingdom	100%

KIDOZ INC. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Six Months ended June 30, 2026 and 2025

(Unaudited)

2.	Summary of significant accounting policies (Continued):

(a) Basis of presentation: (Continued)

In addition, there are the following dormant subsidiaries; Bingo.com (Antigua) Inc., Bingo.com (Wyoming) Inc., and Bingo Acquisition Corp.

All inter-company balances and transactions have been eliminated in the consolidated financial statements.

In the second quarter of 2026, the Company reclassified certain content and software development costs related to the Company’s server costs from content and software development to cost of sales and reclassified bonuses and incentive compensation from salaries, wages, consultants and benefits, selling and marketing and content and development expenses to bonuses and incentive compensation. These reclassifications had no impact on the Company’s Condensed Consolidated Balance Sheets, Condensed Consolidated Statements of Earnings and Comprehensive Income, Condensed Consolidated Statements of Stockholders’ Equity or Condensed Consolidated Statements of Cash Flow. The financial results for the three and six months ended June 30, 2025 have been recast for comparison purposes and to conform to the current period classification. The reclassification did not have any impact on the total income from operations.

Use of estimates

(b) Use of estimates:

The preparation of unaudited condensed interim consolidated financial statements in conformity with US GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and recognized revenues and expenses for the reporting periods.

Significant areas requiring the use of estimates include the collectability of accounts receivable, the valuation of stock-based compensation, the valuation of deferred tax assets and liabilities, the useful lives of intangible assets, the inputs used in assessing goodwill impairment, and the derivative liability – warrants valuation. Actual results may differ significantly from these estimates.

Revenue recognition

(c) Revenue recognition:

In accordance with ASC 606, Revenue from Contracts with Customers, revenue is recognized when a customer obtains control of promised services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to receive in exchange for these services.

We derive substantially all of our revenue from the sale of Ad tech advertising revenue. The content revenue is less than 10% of the total revenue.

To achieve this core principle, the Company applied the following five steps:

1) Identify the contract with a customer

A contract with a customer exists when (i) the Company enters into an enforceable contract with a customer that defines each party’s rights regarding the services to be transferred, whose impression

KIDOZ INC. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Six Months ended June 30, 2026 and 2025

(Unaudited)

2.	Summary of significant accounting policies (Continued):

(c) Revenue recognition: (Continued)

count will form the basis of the revenue and identifies the payment terms related to these services, (ii) the contract has commercial substance and, (iii) the Company determines that collection of substantially all consideration for services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. The Company applies judgment in determining the customer’s ability and intention to pay, which is based on a variety of factors including the customer’s historical payment experience or, in the case of a new customer, published credit and financial information pertaining to the customer.

2) Identify the performance obligations in the contract

Performance obligations promised in a contract are identified based on the services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the services is separately identifiable from other promises in the contract. To the extent a contract includes multiple promised services, the Company must apply judgment to determine whether promised services are capable of being distinct and distinct in the context of the contract. If these criteria are not met the promised services are accounted for as a combined performance obligation.

3) Determine the transaction price

The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring services to the customer. None of the Company’s contracts contain financing or variable consideration components.

4) Allocate the transaction price to performance obligations in the contract

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis. The Company determines standalone selling price based on the price at which the performance obligation is sold separately. If the standalone selling price is not observable through past transactions, the Company estimates the standalone selling price taking into account available information such as market conditions and internally approved pricing guidelines related to the performance obligations.

5) Recognize revenue when or as the Company satisfies a performance obligation

The Company satisfies performance obligations at a point in time as discussed in further detail under “Disaggregation of Revenue” below. Revenue is recognized at the time the related performance obligation is satisfied by transferring a promised service to a customer.

KIDOZ INC. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Six Months ended June 30, 2026 and 2025

(Unaudited)

2.	Summary of significant accounting policies (Continued):

(c) Revenue recognition: (Continued)

Disaggregation of Revenue

All of the Company’s performance obligations, and associated revenue, are generally transferred to customers at a point in time. The Company has the following revenue streams:

1) Ad tech advertising revenue - The pricing and terms for all our in-game advertising arrangements are mostly governed by insertion order which generally stipulates the payment terms, the duration (usually short term in nature), the number of advertising units delivered (e.g. impressions, completed views, or cost per install) and the contractually agreed upon price per advertising unit. The Company has concluded that the delivery of the Ad tech advertising is delivered at a point in time and, as such, has concluded these deliveries are a single performance obligation. The Company invoices fees which are generally variable based on the arrangement, which would typically include the number of impressions delivered at a specified price per application. For impressions delivered, revenue is recognized in the month in which the Company delivers the application to the end consumer or the month when the campaign ends.

2) Programmatic revenue - The Company generally offers these services under a programmatic bid on a Cost-per-Impression (CPM) basis. Our customers upload their advertisements into a demand side platform which then connects to our Publisher Software Development Kit (“SDK”) through an exchange platform and on a bid system agree on the CPM rate and the impressions to be served.

The Company has concluded that the delivery of the Programmatic advertising is delivered at the earlier of month end or at a point in time and, as such, has concluded these deliveries are a single performance obligation. The Company is deemed to be the principal in the transaction and therefore recognizes the revenue on a gross basis and commissions are recognized as cost of sales. The Company invoices fees which are generally variable based on the arrangement, which would typically include the number of impressions delivered at a specified price per application. For impressions delivered, revenue is recognized in the month in which the Company delivers the application to the end consumer or the month when the campaign ends.

3) Content revenue – The Company recognizes content revenue on the following forms of revenue:

a) Carriers and Original Equipment Manufacturer (“OEMs”) - The Company generally offers these services under a customer contract per tablet device license fee model with OEMs. Monthly or quarterly license fees are based on the OEM agreement with the number of devices the Kidoz Kid Mode is installed upon.

b) Rooplay - The Company generates revenue through subscriptions or premium sales of Rooplay, (www.rooplay.com) the cloud-based EduGame system for kids to learn and play within its games on smartphones and tablet devices, such as Apple’s iPhone and iPad, and mobile devices utilizing Google’s Android operating system. The revenue is recognized net of platform fees.

KIDOZ INC. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Six Months ended June 30, 2026 and 2025

(Unaudited)

2.	Summary of significant accounting policies (Continued):

(c) Revenue recognition: (Continued)

c) Rooplay licensing - The Company licenses its branded educational games under a monthly cost per game agreement license fee model. Monthly license fees are based on the number of games licensed.

The Company has identified the following performance obligations in these contracts:

i. Ongoing game related services such as hosting of game play, storage of customer content, when and if available content updates, maintaining the virtual currency management engine, tracking gameplay statistics, matchmaking as it relates to multiple player gameplay, etc.

ii. Obligation to the paying player to continue displaying and providing access to the virtual items within the game.

Neither of these obligations are considered distinct since the actual mobile game and the related ongoing services are both required to purchase and benefit from the related virtual items. As such, the Company’s performance obligations represent a single combined performance obligation which is to make the game and the ongoing game related services available to the players. The revenue is recognized net of platform fees.

Software Technology Development Costs

(d) Software Technology Development Costs:

The Company expenses all software development costs as incurred for the period ended June 30, 2026 and 2025. As at June 30, 2026, and December 31, 2025, all capitalized software development costs have been fully amortized and the Company has no capitalized software development costs.

Total software development costs were $23,287,828 as at June 30, 2026 (December 31, 2025 - $21,458,933).

Impairment of long-lived assets and long-lived assets to be disposed of

(e) Impairment of long-lived assets and long-lived assets to be disposed of:

If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount and the fair value less costs to sell.

Intangible assets

(f) Intangible assets:

The Company identified the following intangible assets in the acquisition of Kidoz Ltd. Finite life intangible assets are recorded at historical cost less accumulated amortization based on their estimated useful life and any impairment is determined in accordance with ASC 360. The Company does not have any indefinite life intangible assets.

KIDOZ INC. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Six Months ended June 30, 2026 and 2025

(Unaudited)

3.	Summary of significant accounting policies (Continued):

(f) Intangible assets: (Continued)

Amortization is provided for annually on the straight-line method over the following periods:

Amortization period
Ad Tech technology	5 years
Kidoz OS technology	3 years
Customer relationships	8 years

The Company reviews intangible assets subject to amortization quarterly to determine if any adverse conditions exist or a change in circumstances has occurred that would indicate impairment or a change in the remaining useful life. If an impairment indicator exists, we test the intangible asset for recoverability. For purposes of the recoverability test, amortizable intangible assets are grouped with other assets and liabilities at the lowest level of identifiable cash flows if the intangible asset does not generate cash flows independent of other assets and liabilities. If the carrying value of the asset group exceeds the undiscounted cash flows expected to result from the use and eventual disposition of the asset group, the Company will write the carrying value down to the fair value in the period identified.

Goodwill

(g) Goodwill:

The Company accounts for goodwill in accordance with the provisions of ASC 350, Intangibles-Goodwill and Others. Goodwill is the excess of the purchase price over the fair value of identifiable assets acquired, less liabilities assumed, in a business combination. The Company reviews goodwill for impairment. Goodwill is not amortized but is evaluated for impairment at least annually or whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount may not be recoverable.

The goodwill impairment test is used to identify both the existence of impairment and the amount of impairment loss and compares the fair value of a reporting unit with its carrying amount and is based on discounted future cash flows, based on market multiples applied to free cash flow. The determination of the fair value of our reporting units requires management to make significant estimates and assumptions including the selection of control premiums, discount rates, terminal growth rates, forecasts of revenue and expense growth rates, income tax rates, changes in working capital, depreciation, amortization and capital expenditures. Changes in assumptions concerning future financial results, exogenous market conditions, or other underlying assumptions could have a significant impact on either the fair value of the reporting unit or the amount of the goodwill impairment charge. If the carrying value of the reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

During the year ended December 31, 2025, there was no impairment of goodwill.

KIDOZ INC. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Six Months ended June 30, 2026 and 2025

(Unaudited)

2.	Summary of significant accounting policies (Continued):

New accounting pronouncements and changes in accounting policies

(h) New accounting pronouncements and changes in accounting policies:

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The new standard requires entities to disclose additional information about certain expenses, such as purchases of inventory, employee compensation, depreciation, intangible asset amortization, as well as selling expenses included in commonly presented expense captions on the income statement. The FASB further clarified the effective date in January 2025 with the issuance of ASU 2025-01, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. Companies have the option to apply this guidance either on a retrospective or prospective basis, and early adoption is permitted. The company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements and related disclosures.

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use amendments remove references to prescriptive software development stages and clarify that Software, to simplify and modernize the accounting for internal-use software costs. The capitalization of eligible software development costs begins when management authorizes and commits to funding the project and it is probable the project will be completed, and the software will be used as intended. The amendments in this update are effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual periods. Early adoption is permitted, and the guidance may be applied prospectively, retrospectively, or using a modified approach for in-process projects. The Company is evaluating the impact this guidance will have on the consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which clarifies the applicability of the interim reporting guidance, the types of interim reporting, and the form and content of interim financial statements in accordance with U.S. GAAP. Per the FASB, the amendment does not intend to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements but rather provide clarity and improve navigability of the existing interim reporting requirements. The amendments will be effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. The amendments may be applied prospectively or retrospectively, and early adoption is permitted. The Company is currently evaluating this ASU to determine its impact on the Company’s disclosures.

KIDOZ INC. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Six Months ended June 30, 2026 and 2025

(Unaudited)

2.	Summary of significant accounting policies (Continued):

(h) New accounting pronouncements and changes in accounting policies: (Continued)

The Company has evaluated all the recently issued, but not yet effective, accounting standards that have been issued or proposed by the Financial Accounting Standards Board or other standards-setting bodies through the filing date of these consolidated financial statements and does not believe the future adoption of any such pronouncements will have a material impact on its consolidated financial statements.

Financial instruments and fair value measurements

(i) Financial instruments and fair value measurements:

(i) Fair values:

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on measurement date. The Company classifies assets and liabilities recorded at fair value under the fair value hierarchy based upon the observability of inputs used in valuation techniques. Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions. The fair value measurements are classified under the following hierarchy:

Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets and liabilities in active markets;

Level 2—Observable inputs, other than quoted market prices, that are either directly or indirectly observable in the marketplace for identical or similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities; and

Level 3—Unobservable inputs that are supported by little or no market activity that are significant to the fair value of assets or liabilities.

When available, we use quoted market prices to determine fair value, and we classify such measurements within Level 1. In some cases where market prices are not available, we make use of observable market-based inputs to calculate fair value, in which case the measurements are classified within Level 2. If quoted or observable market prices are not available, fair value is based upon valuations in which one or more significant inputs are unobservable, including internally developed models that use, where possible, current market-based parameters such as interest rates, yield curves and currency rates. These measurements are classified within Level 3.

Fair value measurements are classified according to the lowest level input or value-driver that is significant to the valuation. A measurement may therefore be classified within Level 3 even though there may be significant inputs that are readily observable.

Fair value measurement includes the consideration of nonperformance risk. Nonperformance risk refers to the risk that an obligation (either by a counterparty) will not be fulfilled. For financial assets traded in an active market (Level 1 and certain Level 2), the nonperformance risk is included in the market price. For certain other financial assets and liabilities (certain Level 2 and Level 3), our fair value calculations have been adjusted accordingly.

KIDOZ INC. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Six Months ended June 30, 2026 and 2025

(Unaudited)

2.	Summary of significant accounting policies (Continued):

(i) Financial instruments and fair value measurements: (Continued)

(i) Fair values: (Continued)

The fair value of accounts receivable, accounts payable, accrued liabilities, and accounts payable, and accrued liabilities - related party approximate their financial statement carrying amounts due to the short-term maturities of these instruments and are therefore carried at their historical cost basis.

Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and included situations where there is little, if any, market activity for the asset. Stock-based compensation and derivative liability – warrants were measured using Level 2 inputs. Goodwill impairment was measured using Level 3 inputs.

(ii) Foreign currency risk:

The Company operates internationally, which gives rise to the risk that cash flows may be adversely impacted by exchange rate fluctuations. The Company has not entered into any forward exchange contracts or other derivative instrument to hedge against foreign exchange risk.